Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
As at	December 31, 2024	December 31, 2023
	$	$
Opening balance	119,697	76,611
New leases during the year	124,778	119,850
Termination of lease agreement	–	(62,860)
Lease payments	(114,790)	(54,442)
Interest accretion expense	50,126	21,792
Foreign exchange	(24,284)	18,746
Balance	155,527	119,697
Current portion	(82,795)	(32,918)
Long-term portion	72,732	86,779